OTHER ACCOUNT PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities, Current [Abstract]
Schedule of Other Account Payable and Accrued Expenses
	December 31,
	2018	2017

Accrued payroll including amounts due to government authorities	938	983
Provision for vacation and other employee benefits	1,315	1,584
Accrued expenses	458	600
Provision for contingent liabilities (Note 10d)	191	274
Other liabilities	475	670

	3,377	4,111